Significant Accounting Policies Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2015
Significant Accounting Policies [Abstract]
Non-trade and notes receivable
Non-Trade and Notes Receivable - The non-trade and notes receivable caption in the Consolidated Balance Sheet is comprised of the following components:

June 30,	2015	2014
Notes receivable	$90,470	$117,400
Reverse repurchase agreements	113,558	54,772
Accounts receivable, other	160,506	216,265
Total	$364,534	$388,437

Plant and equipment
The plant and equipment caption in the Consolidated Balance Sheet is comprised of the following components:

June 30,	2015	2014
Land and land improvements	$294,537	$326,008
Buildings and building equipment	1,457,650	1,535,634
Machinery and equipment	3,017,011	3,210,172
Construction in progress	93,413	80,777
Total	$4,862,611	$5,152,591